Share-based payments (Details 3)	1 Months Ended
	Jul. 31, 2024 Number £ / shares shares		May 31, 2024 Number £ / shares shares		Feb. 29, 2024 Number		Jan. 31, 2024 Number		Dec. 31, 2023 Number £ / shares shares		Jun. 30, 2023 Number £ / shares shares		Mar. 31, 2023 Number £ / shares shares		Aug. 31, 2022 Number		Aug. 31, 2022 Number		Feb. 28, 2022 Number
IfrsStatementLineItems [Line Items]
Option pricing models used	Black-Scholes				Black-Scholes		Black-Scholes								Black-Scholes		Black-Scholes		Black-Scholes
Share price | Number	0.00139				1.310		1.90								0.105		0.105		0.1525
Contractual life	10 years				10 years		10 years								10 years		10 years		10 years
Expected life	4 years				4 years		4 years								5 years		5 years		5 years
Volatility	110.00%	[1]			100.00%	[1]	100.00%	[1]							91.78%	[2]	91.66%	[2]	87.88%	[2]
Expected dividend yield	0.00%				0.00%		0.00%								0.00%		0.00%		0.00%
Risk free rate	4.025%				4.195%		4.11%								1.92%		1.92%		1.28%
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of ADS warrants granted | shares	8,525		6,456						4,800		442		52
Option pricing models used	Black-Scholes		Black-Scholes						Black-Scholes		Black-Scholes		Black-Scholes
Share price | Number	19.85		32.50						63.25		263.50	[3]	5,040.00	[3]
Exercise price of warrants issued in year	£ 31.25		£ 62.50						£ 62.50		£ 375.00
Contractual life	3 years		3 years						3 years		3 years		3 years
Expected life	3 years		3 years						3 years		3 years		3 years
Volatility	115.00%	[4]	115.00%	[4]					60.00%	[5]	80.00%	[5]	75.00%	[5]
Expected dividend yield	0.00%		0.00%						0.00%		0.00%		0.00%
Risk free rate	4.29%		4.71%						4.06%		4.04%		4.35%
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants issued in year													£ 5,800.00
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants issued in year													£ 10,000.00

[1]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a four-year period.
[2]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a five-year period.
[3]	The share price used in the determination of the fair value of the ADS warrants granted in 2023 was the ADS price on the date of grant.
[4]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.
[5]	Volatility was calculated with reference to the historic share price volatility of comparable companies measured over a three-year period.